Net Profit/Loss Per Share - Schedule of Basic and Diluted Net Profit/(Loss) Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/profit-continuing operations (in Dollars)	$ (1,362,270)	$ 6,296,515	$ (1,704,994)
Net loss – discontinued operations (in Dollars)			6,908,558
Total net (loss)/profit (in Dollars)	$ (1,362,270)	$ 6,296,515	$ 5,203,564
Denominator:
Weighted-average shares outstanding-Basic (in Shares)	8,665,047	4,104,283	654,419
Stock options and restricted shares (in Shares)			588,767
Weighted-average shares outstanding-Diluted (in Shares)	8,665,047	4,104,283	1,243,186
(Loss)/Earnings per share-continuing operations
-Basic	$ (0.16)	$ 1.53	$ (2.61)
-Diluted	(0.16)	1.53	(1.37)
Earnings per share-discontinued operations
-Basic	0	0	10.56
-Diluted	$ 0	$ 0	$ 5.56